SUPPLEMENT DATED SEPTEMBER 26, 2008

TO THE STATEMENTS OF ADDITIONAL INFORMATION

(Class A, B, C, F, P, R2 and R3 Shares)

LORD ABBETT AFFILIATED FUND

LORD ABBETT BLEND TRUST

Lord Abbett Small Cap Blend Fund

LORD ABBETT BOND DEBENTURE FUND

LORD ABBETT DEVELOPING GROWTH FUND

LORD ABBETT GLOBAL FUND

Lord Abbett Developing Local Markets Fund

Lord Abbett Global Allocation Fund

LORD ABBETT INVESTMENT TRUST

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

Lord Abbett Strategic Allocation Funds

• Balanced Strategy Fund

• Diversified Equity Strategy Fund

• Diversified Income Strategy Fund

• Growth & Income Strategy Fund

LORD ABBETT LARGE CAP GROWTH FUND

LORD ABBETT MID CAP VALUE FUND

LORD ABBETT MUNICIPAL INCOME FUND

Lord Abbett National Tax Free Fund

Lord Abbett California Tax Free Fund

Lord Abbett Connecticut Tax Free Fund

Lord Abbett Hawaii Tax Free Fund

Lord Abbett Missouri Tax Free Fund

Lord Abbett New Jersey Tax Free Fund

Lord Abbett New York Tax Free Fund

LORD ABBETT MUNICIPAL INCOME TRUST

Lord Abbett Georgia Tax Free Trust

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett Pennsylvania Tax Free Trust

LORD ABBETT RESEARCH FUND

Lord Abbett America’s Value Fund

Lord Abbett Growth Opportunities Fund

Lord Abbett Large Cap Core Fund

Lord Abbett Small Cap Value Fund

LORD ABBETT SECURITIES TRUST

Lord Abbett All Value Fund

Lord Abbett Strategic Allocation Fund

• Alpha Strategy Fund

Lord Abbett International Core Equity Fund

Lord Abbett International Dividend Income Fund

Lord Abbett International Opportunities Fund

Lord Abbett Large Cap Value Fund

Lord Abbett Micro Cap Growth Fund

Lord Abbett Micro Cap Value Fund

Lord Abbett Value Opportunities Fund

LORD ABBETT U.S. GOVERNMENT &

GOVERNMENT SPONSORED ENTERPRISES

MONEY MARKET FUND

The section of each Fund’s statement of additional information titled “Purchases, Redemptions, Pricing, and Payments to Dealers – Net Asset Value Purchases of Class A Shares” is supplemented with the following:

In addition, Class A shares may be acquired without a front-end sales charge in certain exchange transactions.  Please see “Exchanges” below.

The section of each Fund’s statement of additional information titled “Purchases, Redemptions, Pricing, and Payments to Dealers – Exchanges” is supplemented with the following:

Shareholders who own any class of shares of an Eligible Fund may exchange such shares for a different class of shares of the same Eligible Fund without any sales charge (or contingent deferred sales charge), provided that (i) such shares are not subject to a contingent deferred sales charge and (ii) such exchange is necessary to facilitate the shareholder’s participation in a Fee-Based Program sponsored by the Financial Intermediary that is the broker of record on the shareholder’s account that holds the shares to be relinquished as part of the exchange transaction.  Likewise, shareholders who participate in a Fee-Based Program sponsored by a Financial Intermediary and own (directly or beneficially) Class A shares that were purchased with or without a sales charge, Class F shares, or Class P shares may exchange such shares acquired through the shareholder’s participation in such Fee-Based Program for Class A shares of the same Eligible Fund without incurring a sales charge (or a contingent deferred sales charge), provided that (i) such shares are not subject to a contingent deferred sales charge and (ii) the Financial Intermediary sponsoring the Fee-Based Program is the broker of record on the shareholder’s account that will hold the Class A shares of the Eligible Fund received as a result of the exchange.